Taxes payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Taxes Payable
PIS and COFINS		R$ 91,316	R$ 71,515
Installment payments	[1]	341,756	34,213
Withholding income tax on salaries		54,364	32,940
IRPJ and CSLL payable		22,125	366
Other		14,362	7,416
Total		523,923	146,450
Current		258,811	122,036
Non-current		R$ 265,112	R$ 24,414

[1]	In the year ended December 31, 2022, the Company carried out two accessions to the simplified federal tax installment plan of PIS and COFINS, both with a maturity period of 5 years.